Segment reporting	12 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Segment reporting

6. Segment reporting

IFRS 8 requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance, without prejudice of the powers and responsibilities of the Board of Directors. The CODM evaluates the business based on the differences in the nature of its products, operations and risks. The amount reported for each segment is the measure reported to the CODM for these purposes and later to the Board of Directors. In turn, the Board of Directors’ performance is assessed by the Shareholders’ Meeting, which is the Company’s governance body.

Operating segments identified are disclosed as reportable segments if they meet any of the following quantitative thresholds:

●

The operating segment’s reported revenue, including both sales to external customers and inter-segment sales or transfers, is 10% or more of the combined revenue, internal and external, of all operating segments.

●

The absolute amount of its reported profit or loss is 10% or more of the greater, in absolute amount, of:

o

the combined reported profit of all operating segments that do not report a loss; and

o

the combined reported loss of all operating segments that report a loss.

●

Its assets are 10% or more of the combined assets of all operating segments.

In addition, the operating segments that do not meet any of the quantitative thresholds could be considered as reportable segments if management estimates that this information could be useful for the users of the financial statements.

If, after determining reportable segments in accordance with the preceding quantitative thresholds, the total external revenue attributable to those segments is less than 75% of the Group’s consolidated external revenue, additional segments are identified as reportable segments, even if they do not meet the thresholds described above, until at least 75% of the Group’s consolidated external revenue is included in reportable segments. Once 75% of the Group’s consolidated external revenue is included in reportable segments, the remaining operating segments are aggregated in “Other segments”.

Segment information has been prepared and classified according to different types of businesses in which the Group conducts its activities. The Group’s Investment and Development Properties business is comprised of the following segments:

●

 “Shopping Malls” includes the operation and development of shopping malls, through which we generate rental income and fees charged for services related to the lease of retail stores and other spaces. Our Shopping Malls segment includes highly diversified, multi-format assets with a particular focus on retailers that cater to middle- to high-income consumers.

●

 “Offices” includes the lease of offices and other rental properties and services related to these properties.

●

 “Sales and Developments” includes the sales of undeveloped parcels of land and properties, and activities related to the development and maintenance of such properties.

●

 “Others” includes the financing activities developed through our associated company Tarshop S.A., our residual consumer financing transactions and the operations developed by our subsidiary Entertainment Holdings S.A.

Group’s shopping malls, offices and other rental properties, and trading properties, are located in Argentina.

The CODM evaluates performance of business segments based on segment profit, defined as profit or loss from operations before financing and taxation. The measurement principles for the segment reporting structure are based on the IFRS principles adopted in the consolidated Financial Statements, except for:

● The operating income from the joint ventures Nuevo Puerto Santa Fe S.A. and Quality Invest S.A. are reported under the proportional consolidation method. Under this method, the income/loss generated by joint ventures is reported in the statements of comprehensive income line-by-line, rather than in a single item as required by IFRS. Management believes that the proportional consolidation method provides more useful information to understand the business return, because the assets and income/loss generated by consolidated operations are similar to the assets and income/loss booked under the equity method. This is due to the fact that under the proportional consolidation method, revenues and expenses are reported separately, instead of offsetting and reporting them as a single item in the statements of comprehensive income. Therefore, the proportional consolidation method is used by the CODM to assess and understand the return and the results of operations of these businesses as a whole. Operating results of La Rural S.A. joint venture is accounted for under the equity method. Management believes that, in this case, this method provides more adequate information for this type of investment.

● Operating results does not include the amounts pertaining to building administration expenses and collective promotion funds, and excludes total recovered costs, whether by way of building administration expenses or other concepts included under financial results (for example default interest and other concepts) and not analyzed to assess the operating performance of the segment. The CODM examines the net amount from both concepts (total surplus or deficit between building administration expenses and collective promotion funds and recoverable expenses).

Revenues generated and goods and services exchanged between segments are calculated on the basis of market prices. Intercompany transactions between segments, if any, are eliminated.

These costs and income are presented now for reconciliation of all segments and their respective consolidating operating income.

The Group introduced a change in the way the CODM evaluates performance for "offices and others" and "sales and developments" segments. For those investment properties sold in our offices and others segment, their change in fair value (or realized gain) is now shown as part of the sales and developments segment The changes have affected (1) “offices and others” and “sales and developments” segments in the fiscal year ended June 30, 2017, which are related to the allocation of the realized changes in fair value of investment properties in “sales and developments” segment; and (2) “offices and others” and “financial operations and others” in the period ended March 31, 2018, changing the name of the latter to “Others” and adding the operations developed by our subsidiary Entertainment Holdings S.A..

The following is a summary analysis of the Group's business segments, corresponding to the fiscal years ended June 30, 2018, 2017 and 2016. Additionally, a reconciliation between results of operations corresponding to segment information and the results of operations as per the statements of comprehensive income; and total assets by segment and total assets according to the statement of financial position. The information by segments has been prepared and classified according to the businesses in which the Group carries out its activities:

	06.30.18
	Shopping Malls	Offices	Sales and developments	Others	Total segmet reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per Statement of Comprehensive Income
Revenue	3,664,651	492,096	105,525	9,326	4,271,598	1,717,000	(39,392)	5,949,206
Operating costs	(329,785)	(48,407)	(18,688)	(19,752)	(416,632)	(1,747,051)	24,236	(2,139,447)
Gross profit (loss)	3,334,866	443,689	86,837	(10,426)	3,854,966	(30,051)	(15,156)	3,809,759
Net gain from fair value adjustment of investment properties	11,340,085	5,042,427	1,000,147	45,580	17,428,239	-	(738,122)	16,690,117
General and administrative expenses	(320,234)	(39,438)	(38,566)	(18,100)	(416,338)	-	1,096	(415,242)
Selling expenses	(238,170)	(47,362)	(10,635)	(1,955)	(298,122)	-	3,257	(294,865)
Other operating results, net	(56,451)	348	33,569	13,684	(8,850)	-	3,945	(4,905)
Profit (Loss) from operations	14,060,096	5,399,664	1,071,352	28,783	20,559,895	(30,051)	(744,980)	19,784,864
Share in profit of associates and joint ventures	-	-	-	20,171	20,171	-	619,354	639,525
Segment profit (loss) before financing and Taxation	14,060,096	5,399,664	1,071,352	48,954	20,580,066	(30,051)	(125,626)	20,424,389
Investment properties	40,467,248	12,625,243	2,394,577	191,667	55,678,735	-	(1,623,924)	54,054,811
Property, plant and equipment	55,952	53,956	-	-	109,908	-	(471)	109,437
Trading properties	-	-	61,568	-	61,568	-	-	61,568
Goodwill	1,323	3,913	-	100,861	106,097	-	(5,236)	100,861
Rights to receive units (barter transactions)	-	-	26,596	-	26,596	-	-	26,596
Inventories	25,492	-	-	-	25,492	-	(610)	24,882
Investments in associates and joint ventures	-	-	-	189,815	189,815	-	1,243,343	1,433,158
Operating assets	40,550,015	12,835,487	2,482,741	329,968	56,198,211	-	(386,898)	55,811,313

	06.30.17
	Shopping Malls	Offices	Sales and developments	Others	Total segmet reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per Statement of Comprehensive Income
Revenue	3,046,588	401,767	99,136	891	3,548,382	1,488,187	(39,407)	4,997,162
Operating costs	(349,445)	(27,908)	(22,534)	(48)	(399,935)	(1,512,738)	12,887	(1,899,786)
Gross profit (loss)	2,697,143	373,859	76,602	843	3,148,447	(24,551)	(26,520)	3,097,376
Net gain from fair value adjustmentof investment properties	2,068,103	1,064,586	193,187	-	3,325,876	-	(192,463)	3,133,413
General and administrative expenses	(261,475)	(31,464)	(30,483)	(1,539)	(324,961)	-	2,785	(322,176)
Selling expenses	(188,081)	(33,871)	(13,740)	(2,982)	(238,674)	-	2,146	(236,528)
Other operating results, net	(57,712)	(6,731)	(4,062)	16,183	(52,322)	-	1,103	(51,219)
Profit (Loss) from operations	4,257,978	1,366,379	221,504	12,505	5,858,366	(24,551)	(212,949)	5,620,866
Share in profit of associates and joint ventures	-	-	-	13,677	13,677	-	139,026	152,703
Segment profit (loss) before Financing and Taxation	4,257,978	1,366,379	221,504	26,182	5,872,043	(24,551)	(73,923)	5,773,569
Investment properties	28,799,277	6,841,517	1,158,695	-	36,799,489	-	(882,607)	35,916,882
Property, plant and equipment	55,409	65,663	-	-	121,072	-	(536)	120,536
Trading properties	-	-	61,600	-	61,600	-	-	61,600
Goodwill	1,323	3,913	-	26,375	31,611	-	(5,236)	26,375
Rights to receive units (barter transactions)	-	-	27,560	-	27,560	-	-	27,560
Inventories	23,260	-	-	-	23,260	-	(538)	22,722
Investments in associates	-	-	-	197,605	197,605	-	593,815	791,420
Operating assets	28,879,269	6,911,093	1,247,855	223,980	37,262,197	-	(295,102)	36,967,095

	06.30.16
	Shopping Malls	Offices	Sales and developments	Others	Total segmet reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per Statement of Comprehensive Income
Revenue	2,409,082	284,137	2,679	1,013	2,696,911	1,183,627	(22,038)	3,858,500
Operating costs	(250,306)	(12,254)	(5,720)	(77)	(268,357)	(1,201,305)	9,458	(1,460,204)
Gross profit (loss)	2,158,776	271,883	(3,041)	936	2,428,554	(17,678)	(12,580)	2,398,296
Net gain from fair value adjustmentof investment properties	16,131,702	867,413	425,114	-	17,424,229	-	(331,826)	17,092,403
General and administrative expenses	(178,643)	(23,308)	(20,296)	-	(222,247)	-	667	(221,580)
Selling expenses	(145,278)	(12,824)	(4,264)	(1,835)	(164,201)	-	1,980	(162,221)
Other operating results, net	(61,556)	(1,377)	(7,831)	(18)	(70,782)	-	2,230	(68,552)
Profit (Loss) from operations	17,905,001	1,101,787	389,682	(917)	19,395,553	(17,678)	(339,529)	19,038,346
Share in profit of associates and joint ventures	-	-	-	(11,017)	(11,017)	-	215,316	204,299
Segment profit (loss) before Financing and Taxation	17,905,001	1,101,787	389,682	(11,934)	19,384,536	(17,678)	(124,213)	19,242,645
Investment properties	26,633,273	4,876,164	1,362,670	-	32,872,107	-	(638,011)	32,234,096
Property, plant and equipment	49,053	69,870	-	-	118,923	-	(598)	118,325
Trading properties	-	-	48,029	-	48,029	-	-	48,029
Goodwill	1,323	3,911	-	-	5,234	-	(5,234)	-
Rights to receive units (barter transactions)	-	-	38,281	-	38,281	-	-	38,281
Inventories	18,560	-	-	-	18,560	-	(358)	18,202
Investments in associates	-	-	-	134,527	134,527	-	463,232	597,759
Operating assets	26,702,209	4,949,945	1,448,980	134,527	33,235,661	-	(180,969)	33,054,692